Goodwill, Intangible and Long-Lived Assets - Carrying Value of Goodwill by Reportable Segment (Details) - USD ($)					12 Months Ended
		Oct. 01, 2016	Oct. 01, 2015	Oct. 01, 2014	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Carrying value of goodwill by reportable operating segment
Beginning balance	[1]				$ 1,143,333,000		$ 1,158,346,000		$ 1,178,687,000
Currency and other adjustments					(5,986,000)		(15,013,000)		(20,341,000)
Impairment charged to operations					(10,455,000)
Ending balance					1,126,892,000	[2]	1,143,333,000	[1]	1,158,346,000	[1]
Accumulated impairment losses					19,359,000		8,904,000
Paint Stores Group [Member]
Carrying value of goodwill by reportable operating segment
Beginning balance	[1]				285,406,000		285,434,000		287,300,000
Currency and other adjustments					4,000		(28,000)		(1,866,000)
Ending balance					285,410,000	[2]	285,406,000	[1]	285,434,000	[1]
Consumer Group [Member]
Carrying value of goodwill by reportable operating segment
Beginning balance	[1]				701,071,000		702,206,000		703,351,000
Currency and other adjustments					(1,197,000)		(1,135,000)		(1,145,000)
Ending balance					699,874,000	[2]	701,071,000	[1]	702,206,000	[1]
Accumulated impairment losses					8,113,000		8,113,000
Global Finishes Group [Member]
Carrying value of goodwill by reportable operating segment
Beginning balance	[1]				147,210,000		161,011,000		178,298,000
Currency and other adjustments					(5,602,000)		(13,801,000)		(17,287,000)
Ending balance					141,608,000	[2]	147,210,000	[1]	161,011,000	[1]
Accumulated impairment losses					791,000		791,000
Latin America Coating Group [Member]
Carrying value of goodwill by reportable operating segment
Beginning balance	[1]				9,646,000		9,695,000		9,738,000
Currency and other adjustments					809,000		(49,000)		(43,000)
Impairment charged to operations		$ (10,455,000)	$ 0	$ 0	(10,455,000)
Ending balance		$ 10,455,000			0	[2]	$ 9,646,000	[1]	$ 9,695,000	[1]
Accumulated impairment losses					$ 10,455,000

[1]	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).
[2]	Net of accumulated impairment losses of $19,359 ($8,113 in the Consumer Group, $791 in the Global Finishes Group and $10,455 in the Latin America Coatings Group).